Quarterly Results of Operations and Seasonality (Unaudited) (Tables)	12 Months Ended
Feb. 02, 2013
Schedule of Quarterly Results of Operations

Quarterly financial results for fiscal 2011 and fiscal 2012 were as follows: (in thousands except for per share data).

	Fiscal Year 2011				Fiscal Year 2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	First Quarter	Second Quarter	Third Quarter	Fourth Quarter(1)
Net sales	$47,427	$61,966	$61,895	$125,825	$71,829	$86,820	$86,587	$173,589
Gross profit	14,587	20,011	18,373	51,890	23,020	28,747	26,931	71,138
Net income (loss)	$999	$2,212	$440	$12,427	$(1,157)	$1,247	$729	$19,206
Basic (loss) income per common share	$(0.18)	$(0.10)	$(0.22)	$0.17	$(0.32)	$(3.41)	$0.01	$0.36
Diluted (loss) income per common share	$(0.18)	$(0.10)	$(0.22)	$0.17	$(0.32)	$(3.41)	$0.01	$0.35

(1)	The Company operates on a fiscal calendar widely used by the retail industry that results in a given fiscal year consisting of a 52- or 53-week period ending on the Saturday closest to January 31 of the following year. Fiscal 2012 consists of a 53-week fiscal year and the fourth quarter of fiscal 2012 included an extra week, representing the 53rd week.